                                                                               .
                                                                               .
                                                                               .

                   AIM COUNSELOR SERIES TRUST                                            AIM INVESTMENT SECURITIES FUNDS

          AIM Floating Rate Fund - Institutional Class                          AIM Global Real Estate Fund - Institutional Class
           AIM Multi-Sector Fund - Institutional Class                              AIM High Yield Fund - Institutional Class
         AIM Structured Core Fund - Institutional Class                               AIM Income Fund - Institutional Class
        AIM Structured Growth Fund - Institutional Class                     AIM Intermediate Government Fund - Institutional Class
         AIM Structured Value Fund - Institutional Class                    AIM Limited Maturity Treasury Fund - Institutional Class
            Supplement dated February 28, 2007 to the                              AIM Money Market Fund - Institutional Class
               Prospectus dated December 29, 2006                                  AIM Real Estate Fund - Institutional Class
                                                                                 AIM Short-Term Bond Fund - Institutional Class
                         AIM FUNDS GROUP                                        AIM Total Return Bond Fund - Institutional Class
                                                                                    Supplement dated February 28, 2007 to the
          AIM Basic Balanced Fund - Institutional Class                                Prospectus dated November 17, 2006
           AIM Global Value Fund - Institutional Class                       as supplemented December 13, 2006 and January 25, 2007
   AIM International Small Company Fund - Institutional Class
       AIM Mid Cap Basic Value Fund - Institutional Class                                       AIM SECTOR FUNDS
         AIM Small Cap Equity Fund - Institutional Class
            Supplement dated February 28, 2007 to the                                 AIM Energy Fund - Institutional Class
                 Prospectus dated April 24, 2006                                    AIM Technology Fund - Institutional Class
         as supplemented May 1, 2006, September 20, 2006                            AIM Utilities Fund - Institutional Class
                      and October 30, 2006                                          Supplement dated February 28, 2007 to the
                                                                                         Prospectus dated July 31, 2006
                        AIM GROWTH SERIES                                              as supplemented September 20, 2006

           AIM Basic Value Fund - Institutional Class                                            AIM STOCK FUNDS
     AIM Conservative Allocation Fund - Institutional Class
          AIM Global Equity Fund - Institutional Class                               AIM Dynamics Fund - Institutional Class
        AIM Growth Allocation Fund - Institutional Class                          AIM S&P 500 Index Fund - Institutional Class
        AIM Income Allocation Fund - Institutional Class                            Supplement dated February 28, 2007 to the
     AIM International Allocation Fund - Institutional Class                           Prospectus dated November 17, 2006
       AIM Mid Cap Core Equity Fund - Institutional Class
       AIM Moderate Allocation Fund - Institutional Class                                     AIM TAX-EXEMPT FUNDS
    AIM Moderate Growth Allocation Fund - Institutional Class
AIM Moderately Conservative Allocation Fund - Institutional Class             AIM High Income Municipal Fund - Institutional Class
         AIM Small Cap Growth Fund - Institutional Class                      AIM Tax-Free Intermediate Fund - Institutional Class
            Supplement dated February 28, 2007 to the                               Supplement dated February 28, 2007 to the
                 Prospectus dated April 24, 2006                                         Prospectus dated July 31, 2006
       as supplemented August 23, 2006, September 20, 2006                             as supplemented September 20, 2006
                      and December 13, 2006

         AIM Independence Now Fund - Institutional Class
        AIM Independence 2010 Fund - Institutional Class
        AIM Independence 2020 Fund - Institutional Class
        AIM Independence 2030 Fund - Institutional Class
        AIM Independence 2040 Fund - Institutional Class
        AIM Independence 2050 Fund - Institutional Class
            Supplement dated February 28, 2007 to the
                Prospectus dated January 31, 2007


The following information replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS" in the prospectus:

"A I M Distributors, Inc. (ADI) or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources and from ADI's retention of underwriting concessions. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

  ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

  ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

  ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets."

You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges."

                                RETAIL CLASSES OF

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                       Supplement dated February 28, 2007
        to the Statement of Additional Information dated April 24, 2006, as supplemented May 1, 2006, June 30, 2006, August 1, 2006,
           September 20, 2006, October 30, 2006 and December 13, 2006


The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960           2007    Director, Chief Executive Officer and President,         None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

                             INSTITUTIONAL CLASS OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                       Supplement dated February 28, 2007
        to the Statement of Additional Information dated April 24, 2006, as supplemented May 1, 2006, August 1, 2006,
           September 20, 2006, October 30, 2006 and December 13, 2006

The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED Persons" in Appendix C in the Statement of Additional Information:

------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960          2007     Director, Chief Executive Officer and President,         None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

------------------------------------------------------------------------------------------------------------------------

  * Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

The following information replaces the second paragraph in its entirety appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - REVENUE SHARING PAYMENTS" on page 55 of the Statement of Additional Information:

         "The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all such shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds or affiliated funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds or affiliated funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments."


                                       1